Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2012	Apr. 30, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	3,500,000	3,500,000
Common stock, shares outstanding	3,500,000	3,500,000